Consolidated Statements of Changes In Equity (Deficit) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Consolidated Statements Of Changes In Equity Deficit Abstract
Net of issue expenses	$ 449	$ 449